Related Party Transactions - Schedule of Key Management Personnel Compensation (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Line Items]
Total compensation		$ 978,672	$ 319,190	$ 403,798
Swee Kheng Chua [Member]
Related Party Transactions [Line Items]
Total compensation		260,306	70,725	212,047
Sharifah Noriati Binte Said Omar [Member]
Related Party Transactions [Line Items]
Total compensation	[1]	62,810	21,983	34,632
Ping Ping Lim [Member]
Related Party Transactions [Line Items]
Total compensation	[2]	225,435	88,193	157,119
Terence Wing Khai Yap [Member]
Related Party Transactions [Line Items]
Total compensation		264,454	86,098
Sze Yin Ong [Member]
Related Party Transactions [Line Items]
Total compensation		81,921	52,191
Jia Wei Chua [Member]
Related Party Transactions [Line Items]
Total compensation	[3]	$ 83,746

[1]	Ms. Sharifah Noriati Binte Said Omar serves as a nominee director at Berjaya Academy Pte Ltd, our 70% owned subsidiary, as well as Concorde Security Pte Ltd (Singapore), our 96.81% owned subsidiary, and Concorde Asia Pte Ltd (Singapore), our 70% owned subsidiary.
[2]	Ms. Ping Ping Lim is a senior manager in the Company. She is the spouse of Swee Kheng Chua and an authorizer for several banks, in Berjaya Academy Pte Ltd, our 70% owned subsidiary, as well as Concorde Security Pte Ltd (Singapore), our 96.81% owned subsidiary, and Concorde Asia Pte Ltd (Singapore), our 70% owned subsidiary.
[3]	Mr. Jia Wei Chua, Swee Kheng Chua’s child is the keyman of Concorde Security Pte Ltd (Singapore), our 96.81% owned subsidiary. He is one of the key management in Conconrde Security Pte Ltd.